SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL
As of December 31, 2024 and 2023, the share capital of the Company comprises the following:

AS OF DEC. 31 US$ MILLIONS, EXCEPT FOR PAR VALUE AND SHARE AMOUNTS	2024					2023
	Par Value		Authorized to Issue	Outstanding(1)	Carrying Amount	Par Value		Authorized to Issue	Issued and Outstanding	Carrying Amount
Class A Senior Preferred Shares		$25.00	100,000,000	—	$—		$25.00	100,000,000	—	$—
Class B Senior Preferred Shares	C$	25.00	100,000,000	—	—	C$	25.00	100,000,000	—	—
Class A Junior Preferred Shares	25.00		1,000,000,000	—	—	25.00		1,000,000,000	100,460,280	2,694
Class B Junior Preferred Shares	C$	25.00	1,000,000,000	—	—	C$	25.00	1,000,000,000	—	—
Class A Exchangeable Shares	33.10		1,000,000,000	41,436,516	1,441	33.42		1,000,000,000	15,311,749	615
Class A-1 Exchangeable Shares	33.10		500,000,000	—	—	33.42		500,000,000	28,073,777	961
Class B Shares	33.10		500,000	24,000	1	33.42		500,000	24,000	1
Class C Shares	1.00		1,000,000,000	201,116,647	8,526	1.00		1,000,000,000	102,056,784	3,607
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(1)The number of issued shares is the same as the number of outstanding shares for all share types, except for Class A exchangeable shares. The number of issued Class A exchangeable shares was 43,460,516 as of December 31, 2024, including 2,000,000 shares held in treasury. There were no shares held in treasury as of December 31, 2023.
For the year ended December 31, 2024, the following events impacted the Company’s share capital position:
•On May 3, 2024, the Company issued 26,586,622 Class C shares to Brookfield, valued at $1.1 billion, in exchange for BAM Shares purchased from Brookfield which were used as consideration for the acquisition of AEL.
•On August 29, 2024, the Company redesignated its Class A-1 exchangeable shares into its Class A exchangeable shares. As a result, there were no Class A-1 exchangeable shares issued and outstanding as of December 31, 2024.
•On November 8, 2024, the Company issued 18,525,713 Class C shares to Brookfield, valued at $1.0 billion, in exchange for certain investments contributed by Brookfield.
•On December 5, 2024, the Company purchased 2,000,000 Class A exchangeable shares, which were held in treasury as of December 31, 2024.
•On December 6, 2024, Brookfield, as the sole holder of our Class A redeemable junior preferred shares, exercised its right to convert all outstanding Class A redeemable junior preferred shares into 53,947,528 class C shares. As a result, there were no Class A redeemable junior preferred shares issued and outstanding and no outstanding accrued dividends as of December 31, 2024.
For the year ended December 31, 2023, the following events impacted the Company’s share capital position:
•Through the month of March 2023, the Company issued 1,165,000 Class A exchangeable shares in exchange for 1,165,000 Class A shares of Brookfield, valued at $38 million.
•On March 3, 2023, the Company converted 309,037 Class A exchangeable shares for $10 million into 380,268 Class C shares.
•On August 15, 2023, the Company issued 60,741,893 Class C shares to Brookfield, valued at $2.1 billion, in exchange for certain investments contributed by Brookfield.
•On October 11, 2023, the Company commenced its exchange offer (the “Exchange Offer”) whereby holders of Brookfield Class A shares were given the opportunity to voluntarily exchange up to 40,000,000 Brookfield Class A shares for newly-issued Class A-1 exchangeable shares of the Company on a one-for-one basis. Each Class A-1 exchangeable share was convertible on a one-for-one basis for a Class A exchangeable share and exchangeable on a one-for-one basis for a Brookfield Class A share. The Exchange Offer closed on November 16, 2023. Under the Exchange Offer, the Company took up 32,934,574 Brookfield Class A shares and issued 32,934,574 Class A-1 exchangeable shares in exchange.
As of December 31, 2023, there was $182 million of accrued dividends on Class A junior preferred shares, and the redemption value was equal to the carrying value.
The movement of shares outstanding is as follows:

SHARE AMOUNTS	Class A Redeemable Junior Preferred Shares	Class A Exchangeable Shares	Class A-1 Exchangeable Shares	Class B Shares	Class C Shares
Outstanding as of Jan. 1, 2022	—	10,877,989	—	24,000	23,544,548
Issuances	100,460,280	—	—	—	11,270,466
Conversions	—	(1,283,000)	—	—	6,119,609
Outstanding as of Dec. 31, 2022	100,460,280	9,594,989	—	24,000	40,934,623
Issuances	—	1,165,000	32,934,574	—	60,741,893
Conversions	—	4,551,760	(4,860,797)	—	380,268
Outstanding as of Dec. 31, 2023	100,460,280	15,311,749	28,073,777	24,000	102,056,784
Issuances	—	50,990	—	—	45,112,335
Acquisition of treasury shares, net	—	(2,000,000)	—	—	—
Conversions	(100,460,280)	2,030,341	(2,030,341)	—	53,947,528
Redesignation	—	26,043,436	(26,043,436)	—	—
Outstanding as of Dec. 31, 2024	—	41,436,516	—	24,000	201,116,647
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